Inventories - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Inventories pledged as security for Terms of Financial Commitment	$ 4,336	$ 4,067